Interest in other entities - Summary of interests in subsidiaries (Detail) - Santander UK Group Holdings plc [member] - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of subsidiaries [line items]
Beginning Balance	£ 11,645	£ 11,268
Additions	0	377
Ending Balance	11,645	11,645
Cost [member]
Disclosure of subsidiaries [line items]
Beginning Balance	11,645	11,268
Additions	0	377
Ending Balance	11,645	£ 11,645
Impairment [member]
Disclosure of subsidiaries [line items]
Additions	0
Ending Balance	£ 0